INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income tax expense benefit	$ (17,000)	$ 460	$ 172,997	$ 11,802
CW Machines LLC [Member]
Equity method ownership percentage	51.00%		51.00%		51.00%
Ferguson Containers Inc [Member]
Equity method ownership percentage	100.00%		100.00%